UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"WASHINGTON, D.C.  20549"

FORM 13F

FORM 13F COVER PAGE

"Report for the calendar Year or Quarter Ended:  June 30, 2002"

Check here is Amendment [  ];  Amendment Number:
This Amendment (check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Investment Counselors Inc.
Address:        1010 Market Street
                Suite 1540
"               St. Louis, MO  63101"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person
"signing the report is authorized to submit it, that all"
"information contained herein is true, correct and complete, and"
"that it is understood that all required items, statements,"
"schedules, lists, and tables, are considered integral parts of this form."

Person signing this Reoprt on behalf of Reporting Manager:

Name:          Lisa A. Teter
Title:         Vice President Portfolio Management
Phone:        314-421-3080
"Signature, Place and Date of Signing:"

"Lisa A Teter   St. Louis, Missouri        July 3, 2002"




Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.
[   ]        13F NOTICE.
"[   ]       13F COMBINATION REPORT,"

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:  97

"Form 13F Information Table Value Total:  $283,169"


List of Other Included Managers:

No.        13F File Number           Name

			FORM 13F INFROMATION TABLE						VOTING AUTHORITY
			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
Actuate Corp	COM       	00508B102	268.2	59600	SH        		SOLE                      			59600
Adobe Systems I	COM       	00724F101	5614.0	196982	SH        		SOLE                      			196982
Affiliated Mana	COM       	008252108	722.6	11750	SH        		SOLE                      			11750
Alcoa Inc	COM       	013817101	6591.0	198824	SH        		SOLE                      			198824
Ambac Financial	COM       	023139108	5480.8	81560	SH        		SOLE                      			81560
American Capita	COM       	024937104	3139.8	114300	SH        		SOLE                      			114300
American Intl G	COM       	026874107	6533.0	95750	SH        		SOLE                      			95750
AmeriSourceBer	COM       	03073E105	7153.5	94125	SH        		SOLE                      			94125
AmerUs Group	COM       	03072m108	2470.9	66600	SH        		SOLE                      			66600
AmSurg Corp	COM       	03232P405	685.4	26100	SH        		SOLE                      			26100
Astoria Financi	COM       	046265104	769.2	24000	SH        		SOLE                      			24000
Autodesk Inc	COM       	052769106	2775.9	209500	SH        		SOLE                      			209500
Bank of America	COM       	060505104	6998.5	99467	SH        		SOLE                      			99467
Bank of New Yor COM       	064057102	5545.3	164305	SH        		SOLE                      			164305
BARRA Inc	COM       	068313105	974.1	26200	SH        		SOLE                      			26200
BJ Services Co.	COM       	055482103	3690.2	108921	SH        		SOLE                      			108921
BP plc		COM       	055622104	5779.2	114463	SH        		SOLE                      			114463
C&D Technologie	COM       	124661109	329.8	18300	SH        		SOLE                      			18300
Canadian Pacifi	COM       	13645T100	1272.6	51900	SH        		SOLE                      			51900
Celestica Inc	COM       	15101Q108	2919.8	128570	SH        		SOLE                      			128570
Charter One Fin COM       	160903100	2831.6	82362	SH        		SOLE                      			82362
Cisco Systems	COM       	17275R102	4358.9	312464	SH        		SOLE                      			312464
Citigroup Inc	COM       	172967101	6052.9	156203	SH        		SOLE                      			156203
Citrix Systems ICOM       	177376100	279.7	46300	SH        		SOLE                      			46300
Compass Banchsh	COM       	20449H109	873.6	26000	SH        		SOLE                      			26000
Costco Wholesal	COM       	22160K105	608.6	15758	SH        		SOLE                      			15758
CVS Corporation	COM       	126650100	6469.0	211405	SH        		SOLE                      			211405
Danaher Corp.	COM       	235851102	3254.5	49050	SH        		SOLE                      			49050
DTE Energy Co.	COM       	233331107	1431.2	32061	SH        		SOLE                      			32061
Eaton Vance Cor	COM       	278265103	3182.4	102000	SH        		SOLE                      			102000
Electro Scienti	COM       	285229100	1822.5	75000	SH        		SOLE                      			75000
EMC Corporation	COM       	268648102	154.2	20427	SH        		SOLE                      			20427
Emcor Group Inc	COM       	29084Q100	422.6	7200	SH        		SOLE                      			7200
Energen Corpora	COM       	29265N108	731.5	26600	SH        		SOLE                      			26600
Engelhard Corp	COM       	292845104	6310.4	222825	SH        		SOLE                      			222825
EOG Resources	COM       	26875P101	1610.2	40560	SH        		SOLE                      			40560
Extended Stay A	COM       	30224P101	731.5	45100	SH        		SOLE                      			45100
Exxon Mobil CorpCOM       	30231G102	6618.0	161730	SH        		SOLE                      			161730
Fannie Mae	COM       	313586109	1443.1	19567	SH        		SOLE                      			19567
Florida Rock IndCOM       	341140101	350.9	9800	SH        		SOLE                      			9800
General ElectricCOM       	369604103	2682.7	92348	SH        		SOLE                      			92348
Goodrich CorporaCOM       	382388106	322.4	11800	SH        		SOLE                      			11800
Helen of Troy LtCOM       	G4388N106	513.3	44100	SH        		SOLE                      			44100
Home Depot	COM       	437076102	5212.7	141920	SH        		SOLE                      			141920
Illinois Tool WoCOM       	452308109	5527.0	80922	SH        		SOLE                      			80922
Ingersoll-Rand CCOM       	G4776G101	2815.9	61670	SH        		SOLE                      			61670
Intel Corp	COM       	458140100	4701.8	257350	SH        		SOLE                      			257350
International G	COM       	459902102	374.2	6600	SH        		SOLE                      			6600
Johnson & JohnsoCOM       	478160104	4666.8	89300	SH        		SOLE                      			89300
Kimberly-Clark CCOM       	494368103	6625.3	106860	SH        		SOLE                      			106860
Legg Mason Inc	COM       	524901105	764.8	15500	SH        		SOLE                      			15500
Masco CorporatioCOM       	574599106	8332.0	307340	SH        		SOLE                      			307340
May Dept Stores COM       	577778103	6096.2	185125	SH        		SOLE                      			185125
Medicis Pharmac	COM       	584690309	718.4	16800	SH        		SOLE                      			16800
Medtronic Inc	COM       	585055106	8370.8	195351	SH        		SOLE                      			195351
Merck & Co Inc	COM       	589331107	354.5	7000	SH        		SOLE                      			7000
Merrill Lynch & COM       	590188108	4645.9	114713	SH        		SOLE                      			114713
Microsoft Corp	COM       	594918104	5336.5	97560	SH        		SOLE                      			97560
Motorola Inc	COM       	620076109	3539.8	242620	SH        		SOLE                      			242620
MTS Systems Cor	COM       	553777103	477.7	36300	SH        		SOLE                      			36300
Nash Finch Co	COM       	631158102	607.2	19000	SH        		SOLE                      			19000
Noble Corporati	COM       	G65422100	1421.1	36815	SH        		SOLE                      			36815
Norfolk Souther	COM       	655844108	8363.3	357710	SH        		SOLE                      			357710
O'Reilly Automo	COM       	686091109	3004.0	109000	SH        		SOLE                      			109000
Owens & Minor I	COM       	690732102	798.3	40400	SH        		SOLE                      			40400
Perrigo Company	COM       	714290103	1159.2	89167	SH        		SOLE                      			89167
Pfizer Inc	COM       	717081103	7181.0	205172	SH        		SOLE                      			205172
Pharmacia Corp	COM       	71713U102	4422.6	118094	SH        		SOLE                      			118094
Polo Ralph Laur	COM       	731572103	582.4	26000	SH        		SOLE                      			26000
PPL Corporation	COM       	69351T106	4593.9	138872	SH        		SOLE                      			138872
Precision Castp	COM       	740189105	719.4	21800	SH        		SOLE                      			21800
Renal Care Grou	COM       	759930100	604.3	19400	SH        		SOLE                      			19400
RF Micro Device	COM       	749941100	343.7	45100	SH        		SOLE                      			45100
Right Managemen	COM       	766573109	694.3	26400	SH        		SOLE                      			26400
Roper IndustriesCOM       	776696106	3030.6	81250	SH        		SOLE                      			81250
Safeway Inc	COM       	786514208	5587.1	191403	SH        		SOLE                      			191403
SBC Communicati	COM       	78387G103	4421.6	144970	SH        		SOLE                      			144970
School Specialt	COM       	807863105	2810.0	105800	SH        		SOLE                      			105800
SCP Pool	COM       	784028102	4018.3	144750	SH        		SOLE                      			144750
Semtech Corp	COM       	816850101	3035.8	113700	SH        		SOLE                      			113700
SOURCECORP Inc.	COM       	836167106	704.9	26600	SH        		SOLE                      			26600
Spartech Corpor	COM       	847220209	895.9	32900	SH        		SOLE                      			32900
Stone Energy CorCOM       	861642106	885.5	22000	SH        		SOLE                      			22000
Sun Microsystem COM       	866810104	96.5	19266	SH        		SOLE                      			19266
SunGard Data Sy	COM       	867363103	6094.3	230147	SH        		SOLE                      			230147
Sunoco Inc	COM       	86764P109	4036.9	113300	SH        		SOLE                      			113300
Sybase Inc	COM       	871130100	496.9	47100	SH        		SOLE                      			47100
Talbots Inc	COM       	874161102	6323.3	180665	SH        		SOLE                      			180665
Techne CorporatiCOM       	878377100	682.9	24200	SH        		SOLE                      			24200
Technitrol Inc	COM       	878555101	782.9	33600	SH        		SOLE                      			33600
Texas InstrumentCOM       	882508104	4726.3	199420	SH        		SOLE                      			199420
The Cooper CompaCOM       	216648402	555.8	11800	SH        		SOLE                      			11800
The Shaw Group ICOM       	820280105	1003.9	32700	SH        		SOLE                      			32700
The Valspar CorpCOM       	920355104	744.8	16500	SH        		SOLE                      			16500
United TechologiCOM       	913017109	393.8	5800	SH        		SOLE                      			5800
Wal-Mart Stores	COM       	931142103	5328.8	96869	SH        		SOLE                      			96869
Werner EnterprisCOM       	950755108	688.3	32300	SH        		SOLE                      			32300